Document And Entity Information	May 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity Registrant Name	Medical Properties Trust, Inc.
Entity Central Index Key	0001287865
Entity Emerging Growth Company	false
Entity File Number	001-32559
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-0191742
Entity Address, Address Line One	1000 Urban Center Drive, Suite 501
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	969-3755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share, of Medical Properties Trust, Inc
Trading Symbol	MPW
Security Exchange Name	NYSE